UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07657

                       OPPENHEIMER DEVELOPING MARKETS FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                         Date of fiscal year end: AUGUST

                      Date of reporting period: 05/31/2006

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS   May 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                              SHARES              VALUE
-------------------------------------------------------------------------------------------------------
COMMON STOCKS--100.3%
-------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--13.8%
-------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--1.2%
Amtek Auto Ltd. 1                                                          9,513,158    $    58,100,013
-------------------------------------------------------------------------------------------------------
Hyundai Mobis 2                                                              518,570         40,687,800
-------------------------------------------------------------------------------------------------------
Rico Auto Industries Ltd. 1                                                8,990,692         15,212,628
                                                                                        ---------------
                                                                                            114,000,441
-------------------------------------------------------------------------------------------------------
AUTOMOBILES--5.1%
Bajaj Auto Ltd.                                                              653,493         38,685,290
-------------------------------------------------------------------------------------------------------
China Motor Corp.                                                         16,950,000         17,766,385
-------------------------------------------------------------------------------------------------------
Ford Otomotiv Sanayi AS                                                    2,922,632         23,779,756
-------------------------------------------------------------------------------------------------------
Hyundai Motor Co.                                                          1,290,465         99,692,834
-------------------------------------------------------------------------------------------------------
Hyundai Motor Co. Ltd., Preference                                           359,820         17,424,671
-------------------------------------------------------------------------------------------------------
Kia Motors Corp.                                                           4,312,985         73,534,798
-------------------------------------------------------------------------------------------------------
Mahindra & Mahindra Ltd.                                                   3,832,008         50,555,527
-------------------------------------------------------------------------------------------------------
PT Astra International Tbk                                                66,857,500         71,249,115
-------------------------------------------------------------------------------------------------------
Ssangyong Motor Co. 1,2                                                   12,552,839         69,834,591
                                                                                        ---------------
                                                                                            462,522,967
-------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.3%
Danubius Hotel & Spa Rt. 2                                                    89,708          2,538,437
-------------------------------------------------------------------------------------------------------
Jollibee Foods Corp.                                                      38,294,000         25,845,877
                                                                                        ---------------
                                                                                             28,384,314
-------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--4.9%
Consorcio Ara SA de CV                                                     7,771,300         32,193,722
-------------------------------------------------------------------------------------------------------
Corporacion GEO SA de CV, Series B 2                                      16,291,200         56,314,727
-------------------------------------------------------------------------------------------------------
Cyrela Brazil Realty SA Empreendimentos e Participacoes, GDR 3               484,220         62,779,123
-------------------------------------------------------------------------------------------------------
Gafisa SA 2                                                                2,868,400         28,566,163
-------------------------------------------------------------------------------------------------------
Humax Co. Ltd. 1                                                           3,188,139         62,629,296
-------------------------------------------------------------------------------------------------------
Inventec Appliances Corp. 1                                               16,964,000         75,725,051
-------------------------------------------------------------------------------------------------------
LG Electronics, Inc., Preference                                             411,010         17,419,098
-------------------------------------------------------------------------------------------------------
Rossi Residencial SA                                                         550,000          4,637,838
-------------------------------------------------------------------------------------------------------
SARE Holding SA de CV, Cl. B 1,2                                          51,468,820         49,458,709
-------------------------------------------------------------------------------------------------------
Steinhoff International Holdings Ltd. 2                                   17,641,600         56,227,894
                                                                                        ---------------
                                                                                            445,951,621
-------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.3%
GS Home Shopping, Inc. 1                                                     372,833         28,332,693
-------------------------------------------------------------------------------------------------------
MEDIA--0.9%
Corporacion Interamericana de Entretenimiento SA de CV 2                  11,154,039         20,630,498
-------------------------------------------------------------------------------------------------------
Television Broadcasts Ltd.                                                 3,433,000         19,780,112
-------------------------------------------------------------------------------------------------------
Yedang Entertainment Co. Ltd. 1,2                                          2,639,997         15,652,476
-------------------------------------------------------------------------------------------------------
Zee Telefilms Ltd.                                                         5,337,660         26,748,818
                                                                                        ---------------
                                                                                             82,811,904
-------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.7%
Lojas Americanas SA, Preference                                        1,851,155,000         65,152,651
-------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.2%
JD Group Ltd.                                                              1,610,192         18,883,677


1                       |                    OPPENHEIMER DEVELOPING MARKETS FUND

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS   May 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                              SHARES              VALUE
-------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.2%
Celrun Co. Ltd. 2                                                          1,175,590    $     8,434,491
-------------------------------------------------------------------------------------------------------
Folli-Follie SA                                                              296,650          7,822,984
                                                                                        ---------------
                                                                                             16,257,475
-------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--7.6%
-------------------------------------------------------------------------------------------------------
BEVERAGES--1.5%
Companhia de Bebidas das Americas, ADR                                       238,200          8,568,054
-------------------------------------------------------------------------------------------------------
Companhia de Bebidas das Americas, ADR, Preference                           948,500         38,879,015
-------------------------------------------------------------------------------------------------------
Fomento Economico Mexicano SA de CV, Sponsored ADR 2                         566,000         48,557,140
-------------------------------------------------------------------------------------------------------
United Breweries Holdings Ltd.                                             1,303,297         19,285,587
-------------------------------------------------------------------------------------------------------
United Breweries Ltd.                                                        713,389         23,089,349
                                                                                        ---------------
                                                                                            138,379,145
-------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.1%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar,
Sponsored ADR                                                              3,176,900        104,996,545
-------------------------------------------------------------------------------------------------------
Jeronimo Martins Sociedade Gestora de Participacoes SA                     1,600,732         28,326,639
-------------------------------------------------------------------------------------------------------
Massmart Holdings Ltd.                                                     3,675,012         27,987,102
-------------------------------------------------------------------------------------------------------
President Chain Store Corp.                                               12,892,074         26,799,035
                                                                                        ---------------
                                                                                            188,109,321
-------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.4%
Sadia SA, Preference 1                                                    37,128,000         91,515,503
-------------------------------------------------------------------------------------------------------
Tiger Brands Ltd.                                                            907,200         20,537,836
-------------------------------------------------------------------------------------------------------
Uni-President Enterprises Corp.                                           14,130,000         10,365,382
                                                                                        ---------------
                                                                                            122,418,721
-------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.2%
Able C&C 1                                                                   615,045          7,607,143
-------------------------------------------------------------------------------------------------------
Trent Ltd. 2                                                                 701,326         13,365,406
                                                                                        ---------------
                                                                                             20,972,549
-------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.8%
Amore Pacific Corp.                                                          129,475         43,810,934
-------------------------------------------------------------------------------------------------------
Natura Cosmeticos SA                                                       2,950,500         29,792,076
                                                                                        ---------------
                                                                                             73,603,010
-------------------------------------------------------------------------------------------------------
TOBACCO--1.6%
Eastern Tobacco Co.                                                          888,822         52,212,520
-------------------------------------------------------------------------------------------------------
ITC Ltd.                                                                  12,240,625         43,723,127
-------------------------------------------------------------------------------------------------------
KT&G Corp. 2                                                                  18,433          1,071,860
-------------------------------------------------------------------------------------------------------
PT Gudang Garam Tbk                                                       49,514,500         51,092,758
                                                                                        ---------------
                                                                                            148,100,265
-------------------------------------------------------------------------------------------------------
ENERGY--10.2%
-------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.2%
China Oilfield Services Ltd.                                                 561,000            289,248
-------------------------------------------------------------------------------------------------------
Hydril Co. 2                                                                 178,629         13,377,526
                                                                                        ---------------
                                                                                             13,666,774
-------------------------------------------------------------------------------------------------------
OIL & GAS--10.0%
Bharat Petroleum Corp. Ltd.                                                5,548,408         47,479,898
-------------------------------------------------------------------------------------------------------
China Petroleum & Chemical Corp.                                         117,978,000         70,182,513


2                       |                    OPPENHEIMER DEVELOPING MARKETS FUND

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS   May 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                              SHARES              VALUE
-------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-------------------------------------------------------------------------------------------------------
OIL & GAS CONTINUED
-------------------------------------------------------------------------------------------------------
China Shenhua Energy Co. Ltd.                                             26,987,500    $    46,265,975
-------------------------------------------------------------------------------------------------------
Det Norske Oljeselskap ASA 2                                               5,490,986         51,762,256
-------------------------------------------------------------------------------------------------------
Hindustan Petroleum Corp. Ltd.                                             6,067,163         40,192,252
-------------------------------------------------------------------------------------------------------
LUKOIL, Sponsored ADR                                                        715,300         54,899,275
-------------------------------------------------------------------------------------------------------
Oil & Natural Gas Corp. Ltd.                                               1,182,510         28,506,139
-------------------------------------------------------------------------------------------------------
PetroChina Co. Ltd.                                                       38,142,000         41,272,328
-------------------------------------------------------------------------------------------------------
Petroleo Brasileiro SA, ADR                                                2,293,300        199,173,105
-------------------------------------------------------------------------------------------------------
Petroleo Brasileiro SA, ADR                                                  680,300         51,947,708
-------------------------------------------------------------------------------------------------------
Reliance Industries Ltd. 2                                                 5,010,963        103,254,732
-------------------------------------------------------------------------------------------------------
S-Oil Corp.                                                                  839,750         60,470,524
-------------------------------------------------------------------------------------------------------
S-Oil Corp., Preference                                                      215,948         12,056,735
-------------------------------------------------------------------------------------------------------
Surgutneftegaz OJSC, Sponsored ADR                                           348,180         23,676,240
-------------------------------------------------------------------------------------------------------
Tupras-Turkiye Petrol Rafinerileri AS                                      3,109,200         52,858,698
-------------------------------------------------------------------------------------------------------
Yanzhou Coal Mining Co. Ltd., H Shares                                    44,961,000         32,572,986
                                                                                        ---------------
                                                                                            916,571,364
-------------------------------------------------------------------------------------------------------
FINANCIALS--20.3%
-------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.7%
Korea Investment Holdings Co. Ltd.                                           830,850         27,759,958
-------------------------------------------------------------------------------------------------------
Mirae Asset Securities Co. Ltd.                                              572,960         36,229,854
                                                                                        ---------------
                                                                                             63,989,812
-------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--12.3%
Banco Bradesco SA, Preference                                              3,302,176        100,643,185
-------------------------------------------------------------------------------------------------------
Banco Latinoamericano de Exportaciones SA, Cl. E 1                         3,824,185         63,825,648
-------------------------------------------------------------------------------------------------------
Banco Nossa Caixa SA                                                       1,360,500         25,592,108
-------------------------------------------------------------------------------------------------------
Bank Hapoalim Ltd.                                                        11,309,719         52,760,352
-------------------------------------------------------------------------------------------------------
Bank Leumi Le-Israel                                                      24,403,600         91,614,665
-------------------------------------------------------------------------------------------------------
Commercial International Bank, Sponsored GDR 3                             1,783,400         19,082,380
-------------------------------------------------------------------------------------------------------
Commercial International Bank, Sponsored GDR, S Shares                     2,819,149         30,164,894
-------------------------------------------------------------------------------------------------------
Daegu Bank                                                                 1,667,800         27,051,329
-------------------------------------------------------------------------------------------------------
Grupo Financiero Banorte SA de CV                                          4,258,300         10,177,423
-------------------------------------------------------------------------------------------------------
Grupo Financiero Inbursa SA de CV                                         23,827,500         34,240,346
-------------------------------------------------------------------------------------------------------
Hana Financial Group, Inc.                                                 1,261,823         56,975,564
-------------------------------------------------------------------------------------------------------
HSBC Holdings plc, Sponsored ADR                                               3,307            288,437
-------------------------------------------------------------------------------------------------------
ICICI Bank Ltd., Sponsored ADR                                             2,300,200         61,185,320
-------------------------------------------------------------------------------------------------------
Israel Discount Bank, Cl. A 2                                             10,426,253         19,388,727
-------------------------------------------------------------------------------------------------------
Jeonbuk Bank 1                                                             2,466,548         21,443,371
-------------------------------------------------------------------------------------------------------
Kookmin Bank, Sponsored ADR                                                  635,100         51,112,848
-------------------------------------------------------------------------------------------------------
Orszagos Takarekpenztar es Kereskedelmi Bank Rt.                           2,279,500         76,034,021
-------------------------------------------------------------------------------------------------------
PT Bank Mandiri                                                          293,145,500         53,862,869
-------------------------------------------------------------------------------------------------------
Shinhan Financial Group Co. Ltd.                                             672,490         30,697,761
-------------------------------------------------------------------------------------------------------
Standard Bank Group Ltd.                                                   4,286,136         49,648,869
-------------------------------------------------------------------------------------------------------
Standard Chartered plc                                                       858,890         21,089,964
-------------------------------------------------------------------------------------------------------
TMB Bank Public Co. Ltd. 2                                               527,198,600         48,819,005
-------------------------------------------------------------------------------------------------------
Turkiye Is Bankasi, Cl. C                                                  5,414,300         31,970,156
-------------------------------------------------------------------------------------------------------
Turkiye Vakiflar Bankasi TAO, Cl. D                                       14,841,200         66,416,082
-------------------------------------------------------------------------------------------------------
Woori Finance Holdings Co. Ltd.                                            3,874,970         79,357,429
                                                                                        ---------------
                                                                                          1,123,442,753


3                       |                    OPPENHEIMER DEVELOPING MARKETS FUND

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS   May 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                              SHARES              VALUE
-------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.5%
Kiatnakin Bank Public Co. Ltd.                                            24,376,620    $    19,968,532
-------------------------------------------------------------------------------------------------------
Reliance Capital Ventures Ltd. 2                                           4,438,003          2,420,032
-------------------------------------------------------------------------------------------------------
Tisco Bank Public Co. Ltd. 1                                              30,360,180         19,137,431
                                                                                        ---------------
                                                                                             41,525,995
-------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.1%
Fubon Financial Holding Co. Ltd.                                          93,428,000         82,230,560
-------------------------------------------------------------------------------------------------------
Fubon Financial Holding Co. Ltd., GDR                                      1,624,400         14,294,720
-------------------------------------------------------------------------------------------------------
Guoco Group Ltd.                                                           1,413,600         16,189,424
-------------------------------------------------------------------------------------------------------
Haci Omer Sabanci Holding AS                                              21,635,376         67,912,146
-------------------------------------------------------------------------------------------------------
Haci Omer Sabanci Holding AS, Sponsored ADR                               17,834,250         13,821,544
                                                                                        ---------------
                                                                                            194,448,394
-------------------------------------------------------------------------------------------------------
INSURANCE--1.9%
Aksigorta AS                                                              12,983,810         44,872,534
-------------------------------------------------------------------------------------------------------
Anadolu Anonim Turk Sigorta Sirketi                                        1,691,866          2,612,796
-------------------------------------------------------------------------------------------------------
Cathay Financial Holding Co. Ltd.                                         41,446,000         90,738,840
-------------------------------------------------------------------------------------------------------
Liberty Life Assn. Africa Ltd.                                             2,228,783         25,476,532
-------------------------------------------------------------------------------------------------------
Shin Kong Financial Holding Co. Ltd.                                       8,781,000          9,004,120
                                                                                        ---------------
                                                                                            172,704,822
-------------------------------------------------------------------------------------------------------
REAL ESTATE--1.8%
Hang Lung Development Co.                                                  9,030,000         20,892,943
-------------------------------------------------------------------------------------------------------
Medinet Nasr for Housing & Development Co. 1                               1,532,459         18,749,774
-------------------------------------------------------------------------------------------------------
Midland Holdings Ltd. 1                                                   48,248,000         23,013,277
-------------------------------------------------------------------------------------------------------
SM Prime Holdings, Inc.                                                  443,971,755         68,813,314
-------------------------------------------------------------------------------------------------------
Solidere, GDR(2,3)                                                         1,557,045         34,099,286
                                                                                        ---------------
                                                                                            165,568,594
-------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.0%
Housing Development Finance Corp. Ltd.                                     3,839,500         93,162,082
-------------------------------------------------------------------------------------------------------
HEALTH CARE--3.0%
-------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.8%
Diagnosticos da America 1,2                                                3,994,600         77,991,866
-------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--2.2%
Cipla Ltd.                                                                 1,979,809          9,806,051
-------------------------------------------------------------------------------------------------------
Divi's Laboratories Ltd. 1                                                   788,816         23,509,459
-------------------------------------------------------------------------------------------------------
Dr. Reddy's Laboratories Ltd.                                              1,444,900         42,346,913
-------------------------------------------------------------------------------------------------------
Ranbaxy Laboratories Ltd.                                                  5,901,679         52,421,133
-------------------------------------------------------------------------------------------------------
Sun Pharmaceutical Industries Ltd.                                         1,402,063         24,386,601
-------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd., Sponsored ADR                         1,321,200         48,104,892
                                                                                        ---------------
                                                                                            200,575,049
-------------------------------------------------------------------------------------------------------
INDUSTRIALS--9.2%
-------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.0%
Bharat Electronics Ltd.                                                      818,900         19,439,018
-------------------------------------------------------------------------------------------------------
Elbit Systems Ltd.                                                           157,177          4,163,123
-------------------------------------------------------------------------------------------------------
Empresa Brasileira de Aeronautica SA                                       3,782,800         31,554,686
-------------------------------------------------------------------------------------------------------
Empresa Brasileira de Aeronautica SA, Preference                           4,603,500         38,221,492
                                                                                        ---------------
                                                                                             93,378,319


4                       |                    OPPENHEIMER DEVELOPING MARKETS FUND

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS   May 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                              SHARES              VALUE
-------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.3%
Sinotrans Ltd. 1                                                          91,054,000    $    29,048,363
-------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--3.8%
Aveng Ltd.                                                                 2,274,805          7,446,198
-------------------------------------------------------------------------------------------------------
Continental Engineering Corp. 2                                           14,307,000          8,006,096
-------------------------------------------------------------------------------------------------------
Empresas ICA SA de CV 1,2                                                 20,424,283         65,722,148
-------------------------------------------------------------------------------------------------------
GS Engineering & Construction Corp.                                          324,560         22,636,279
-------------------------------------------------------------------------------------------------------
Hyundai Development Co.                                                      556,520         28,065,773
-------------------------------------------------------------------------------------------------------
Hyundai Engineering & Construction Co. Ltd. 2                              1,218,238         59,585,634
-------------------------------------------------------------------------------------------------------
Impulsora del Desarrollo y el Empleo en America Latina SA de CV 2         36,252,500         27,805,409
-------------------------------------------------------------------------------------------------------
Joongang Construction Co. Ltd. 2                                             325,260          5,761,567
-------------------------------------------------------------------------------------------------------
Kyeryong Construction Industrial Co. Ltd. 1                                  585,682         22,581,534
-------------------------------------------------------------------------------------------------------
Larsen & Toubro Ltd.                                                       1,877,531         94,002,246
-------------------------------------------------------------------------------------------------------
Orascom Construction Industries                                              112,200          3,837,819
                                                                                        ---------------
                                                                                            345,450,703
-------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.0%
Bharat Heavy Electricals Ltd.                                              1,129,247         46,416,063
-------------------------------------------------------------------------------------------------------
Motech Industries, Inc.                                                    1,415,000         36,507,293
-------------------------------------------------------------------------------------------------------
Ormat Industries Ltd.                                                        589,662          5,658,044
                                                                                        ---------------
                                                                                             88,581,400
-------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.5%
Empresas Copec SA                                                            412,827          3,685,402
-------------------------------------------------------------------------------------------------------
Far Eastern Textile Ltd.                                                  16,448,000         12,707,601
-------------------------------------------------------------------------------------------------------
Keppel Corp. Ltd.                                                            224,000          1,922,363
-------------------------------------------------------------------------------------------------------
Koc Holding AS 2                                                          17,411,760         67,909,560
-------------------------------------------------------------------------------------------------------
LG Chemical Ltd.                                                             609,490         19,565,233
-------------------------------------------------------------------------------------------------------
Murray & Roberts Holdings Ltd.                                             8,101,300         29,476,766
                                                                                        ---------------
                                                                                            135,266,925
-------------------------------------------------------------------------------------------------------
MACHINERY--0.5%
Hyundai Heavy Industries Co. Ltd.                                            446,789         45,542,017
-------------------------------------------------------------------------------------------------------
SembCorp Marine Ltd.                                                       1,405,000          2,616,271
                                                                                        ---------------
                                                                                             48,158,288
-------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.2%
All America Latina Logistica, GDR 4                                          118,900          7,673,806
-------------------------------------------------------------------------------------------------------
Gateway Distriparks Ltd.                                                   2,828,000         12,629,962
                                                                                        ---------------
                                                                                             20,303,768
-------------------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.9%
All America Latina Logistica                                               1,288,920         82,407,274
-------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--15.3%
-------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--3.4%
High Tech Computer Corp.                                                   2,194,400         64,436,442
-------------------------------------------------------------------------------------------------------
Inventec Co. Ltd.                                                         66,029,000         44,754,007
-------------------------------------------------------------------------------------------------------
Lite-On Technology Corp.                                                  58,194,075         91,010,556
-------------------------------------------------------------------------------------------------------
Mitac International Corp.                                                 28,000,000         33,632,121
-------------------------------------------------------------------------------------------------------
Quanta Computer, Inc.                                                     54,330,650         81,202,751
                                                                                        ---------------
                                                                                            315,035,877


5                       |                    OPPENHEIMER DEVELOPING MARKETS FUND

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS   May 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                              SHARES              VALUE
-------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.1%
Hon Hai Precision Industry Co. Ltd.                                       14,500,000    $    92,236,994
-------------------------------------------------------------------------------------------------------
Merry Electronics Co. Ltd. 1                                              11,892,000         43,432,621
-------------------------------------------------------------------------------------------------------
Synnex Technology International Corp.                                     28,680,080         32,319,366
-------------------------------------------------------------------------------------------------------
Varitronix International Ltd. 1                                           29,336,000         19,663,085
                                                                                        ---------------
                                                                                            187,652,066
-------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.3%
Mobilians Co. Ltd. 1,2                                                       446,200          4,962,951
-------------------------------------------------------------------------------------------------------
NHN Corp. 2                                                                   60,039         17,857,517
                                                                                        ---------------
                                                                                             22,820,468
-------------------------------------------------------------------------------------------------------
IT SERVICES--3.6%
HCL Technologies Ltd.                                                      6,516,393         70,954,872
-------------------------------------------------------------------------------------------------------
Infosys Technologies Ltd.                                                  1,516,600         95,304,579
-------------------------------------------------------------------------------------------------------
Infosys Technologies Ltd., Sponsored ADR                                     738,756         52,156,174
-------------------------------------------------------------------------------------------------------
Tata Consultancy Services Ltd.                                             2,865,911        110,347,322
                                                                                        ---------------
                                                                                            328,762,947
-------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--5.0%
Hynix Semiconductor, Inc. 2                                                2,087,868         69,515,685
-------------------------------------------------------------------------------------------------------
Mtekvision Co. Ltd. 1                                                        650,107         16,493,234
-------------------------------------------------------------------------------------------------------
Powerchip Semiconductor Corp. 2                                           58,000,000         39,183,927
-------------------------------------------------------------------------------------------------------
Samsung Electronics Co.                                                      223,480        143,767,044
-------------------------------------------------------------------------------------------------------
Sunplus Technology Co. Ltd. 1                                             50,919,000         60,474,938
-------------------------------------------------------------------------------------------------------
Telechips, Inc. 1                                                            655,280         13,807,884
-------------------------------------------------------------------------------------------------------
United Microelectronics Corp.                                            179,576,000        112,520,696
                                                                                        ---------------
                                                                                            455,763,408
-------------------------------------------------------------------------------------------------------
SOFTWARE--0.9%
Check Point Software Technologies Ltd. 2                                   4,358,968         84,215,262
-------------------------------------------------------------------------------------------------------
MATERIALS--7.7%
-------------------------------------------------------------------------------------------------------
CHEMICALS--0.4%
Finetec Corp. 1                                                            1,874,103         21,725,259
-------------------------------------------------------------------------------------------------------
Petkim Petrokimya Holding AS 2                                             3,753,102         12,720,726
-------------------------------------------------------------------------------------------------------
Taiwan Fertilizer Co. Ltd.                                                 3,098,000          5,040,161
                                                                                        ---------------
                                                                                             39,486,146
-------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--1.1%
Cemex SA de CV, Sponsored ADR                                              1,699,732         96,833,732
-------------------------------------------------------------------------------------------------------
METALS & MINING--5.7%
Anglo Platinum Ltd.                                                        1,250,261        112,110,292
-------------------------------------------------------------------------------------------------------
AngloGold Ashanti Ltd., Sponsored ADR                                      2,931,700        135,532,491
-------------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, Sponsored ADR                                  1,470,700         57,372,007
-------------------------------------------------------------------------------------------------------
Harmony Gold Mining Co. Ltd., Sponsored ADR 2                              1,858,100         26,645,154
-------------------------------------------------------------------------------------------------------
Highland Gold Mining Ltd. 1                                                8,931,119         43,511,312
-------------------------------------------------------------------------------------------------------
Impala Platinum Holdings Ltd.                                                459,510         77,914,645
-------------------------------------------------------------------------------------------------------
PT Aneka Tambang Tbk 1                                                   141,942,900         68,824,561
                                                                                        ---------------
                                                                                            521,910,462
-------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.5%
Aracruz Celulose SA, Sponsored ADR                                           902,700         46,173,105


6                       |                    OPPENHEIMER DEVELOPING MARKETS FUND

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS   May 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                              SHARES              VALUE
-------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS CONTINUED
Suzano Bahia Sul Paper e Celulose SA                                          59,600    $       342,781
                                                                                        ---------------
                                                                                             46,515,886
-------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--12.1%
-------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--4.2%
Magyar Telekom 2                                                          13,744,523         56,729,283
-------------------------------------------------------------------------------------------------------
PT Indosat Tbk                                                           203,451,500        110,596,169
-------------------------------------------------------------------------------------------------------
PT Telekomunikasi Indonesia Tbk                                          180,245,500        137,899,072
-------------------------------------------------------------------------------------------------------
Tele Norte Leste Participacoes SA                                          2,429,585         67,765,722
-------------------------------------------------------------------------------------------------------
Tele Norte Leste Participacoes SA, Preference                                864,100         11,284,679
                                                                                        ---------------
                                                                                            384,274,925
-------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--7.9%
Advanced Info Service Public Co. Ltd.                                     17,128,600         41,800,828
-------------------------------------------------------------------------------------------------------
America Movil SA de CV, Series L                                           8,114,100        265,006,506
-------------------------------------------------------------------------------------------------------
Bharti Airtel Ltd. 2                                                       7,589,100         60,083,448
-------------------------------------------------------------------------------------------------------
Far EasTone Telecommunications Co. Ltd.                                   33,989,000         42,117,204
-------------------------------------------------------------------------------------------------------
Hutchison Telecommunications International Ltd. 2                         17,286,000         28,025,078
-------------------------------------------------------------------------------------------------------
Orascom Telecom Holding SAE                                                2,030,402         94,956,816
-------------------------------------------------------------------------------------------------------
Reliance Communication Ventures Ltd. 2                                     5,010,963         29,034,475
-------------------------------------------------------------------------------------------------------
SK Telecom Co. Ltd., ADR                                                   1,971,100         51,445,710
-------------------------------------------------------------------------------------------------------
Turkcell Iletisim Hizmetleri AS                                            1,090,890          4,991,680
-------------------------------------------------------------------------------------------------------
Vivo Participacoes SA                                                      5,929,200         15,000,876
-------------------------------------------------------------------------------------------------------
Vodafone Egypt Telecommunications Co. SAE                                  6,106,875         84,391,688
                                                                                        ---------------
                                                                                            716,854,309
-------------------------------------------------------------------------------------------------------
UTILITIES--1.1%
-------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.5%
Eletropaulo Metropolitana SA, Preference 2                             1,137,757,400         44,919,892
-------------------------------------------------------------------------------------------------------
Light SA 2                                                               199,671,000          1,141,471
-------------------------------------------------------------------------------------------------------
Reliance Energy Ventures Ltd. 2                                            5,010,963          3,728,057
                                                                                        ---------------
                                                                                             49,789,420
-------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.6%
Gail India Ltd.                                                            9,409,920         48,009,796
-------------------------------------------------------------------------------------------------------
Reliance Natural Resources 2                                               5,010,963          2,802,806
                                                                                        ---------------
                                                                                             50,812,602
                                                                                        ---------------
Total Common Stocks (Cost $7,638,553,484)                                                 9,160,850,809

                                                                           PRINCIPAL
                                                                              AMOUNT
-------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--0.0%
-------------------------------------------------------------------------------------------------------
Trent Ltd., 2% Sec. Debs., 7/7/10 [INR] (Cost $743,371)                   32,425,500            602,223

                                                                               UNITS
-------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
-------------------------------------------------------------------------------------------------------
Trent Ltd. Wts., Exp. 1/7/10 2  (Cost $0)                                     63,757            506,352


7                       |                    OPPENHEIMER DEVELOPING MARKETS FUND

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS   May 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                           PRINCIPAL
                                                                              AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.4%
--------------------------------------------------------------------------------------------------------
Undivided interest of 3.37% in joint repurchase agreement
(Principal Amount/Value $1,179,827,000, with a maturity value of
$1,179,988,571) with UBS Warburg LLC, 4.93%, dated 5/31/06, to be repurchased at $39,808,451 on 6/1/06, collateralized by Federal
National Mortgage Assn., 5%-6%, 11/1/35-3/1/36, with a value of
$579,311,666 and Federal Home Loan Mortgage Corp., 5.50%, 6/1/30,
with a value of $626,843,750 (Cost $39,803,000)                      $    39,803,000    $    39,803,000
--------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $7,679,099,855)                              100.7%     9,201,762,384
--------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                           (0.7)       (64,016,666)
                                                                     -----------------------------------
NET ASSETS                                                                     100.0%   $ 9,137,745,718
                                                                     ===================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars, except for those denoted in the following currency:

INR         Indian Rupee

1. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended May 31, 2006. Transactions during the period in which the issuer was an affiliate are as follows:

                                               SHARES             GROSS               GROSS              SHARES
                                      AUGUST 31, 2005         ADDITIONS          REDUCTIONS        MAY 31, 2006
---------------------------------------------------------------------------------------------------------------
Able C&C                                      537,778           124,981              47,714             615,045
Aksigorta AS*                               8,762,905         6,491,905***        2,271,000          12,983,810
Amtek Auto Ltd.                             7,296,853         2,304,705              88,400           9,513,158
Banco Latinoamericano de
Exportaciones SA, Cl. E                     3,805,885            53,800              35,500           3,824,185
Coca-Cola Femsa SA de CV,
Sponsored ADR                               1,360,000                --           1,360,000                  --
Companhia Brasileira de
Distribuicao Grupo Pao de Acucar,
Sponsored ADR*                              2,892,100           311,400              26,600           3,176,900
Corporacion GEO SA de CV, Series B*        28,915,000                --          12,623,800          16,291,200
Courts (Singapore) Ltd.                    11,425,000                --          11,425,000                  --
Diagnosticos da America                     2,139,100         1,976,600***          121,100           3,994,600
Divi's Laboratories Ltd.                      796,149                --               7,333             788,816
Empresas ICA SA de CV                              --        20,424,283***               --          20,424,283
Finetec Corp.                               1,538,406           388,809              53,112           1,874,103
GS Home Shopping, Inc.                        698,292                --             325,459             372,833
Highland Gold Mining Ltd.                          --         8,931,119                  --           8,931,119
Humax Co. Ltd.                              1,272,452         1,936,380              20,693           3,188,139
Inventec Appliances Corp.                          --        16,964,000                  --          16,964,000
Jeonbuk Bank                                       --         2,477,728**            11,180           2,466,548
Kiatnakin Bank Public Co. Ltd.
(formerly Kiatnakin Finance
Public Co. Ltd.)*                          25,718,220         2,408,200           3,749,800          24,376,620
Kyeryong Construction Industrial
Co. Ltd.                                      657,218                --              71,536             585,682
Lojas Americanas SA, Preference*        2,226,500,000       390,164,000         765,509,000       1,851,155,000
Medinet Nasr for Housing &
Development Co.                             1,316,496           228,063              12,100           1,532,459
Merry Electronics Co. Ltd.                         --        11,892,000                  --          11,892,000
Midland Holdings Ltd.                      31,122,000        37,766,000          20,640,000          48,248,000
Mobilians Co. Ltd.                                 --           547,820             101,620             446,200


8                       |                    OPPENHEIMER DEVELOPING MARKETS FUND

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS   May 31, 2006/Unaudited
--------------------------------------------------------------------------------

Mtekvision Co. Ltd.                           823,668            94,289             267,850             650,107
PT Aneka Tambang Tbk                      178,972,100                --          37,029,200         141,942,900
Rico Auto Industries Ltd.                          --         8,990,692                  --           8,990,692
Sadia SA, Preference                       16,547,000        20,763,000             182,000          37,128,000
SARE Holding SA de CV, Cl. B                1,174,416        50,643,925             349,521          51,468,820
Sinotrans Ltd.                             91,900,000                --             846,000          91,054,000
Ssangyong Motor Co.                         7,796,210         4,853,709              97,080          12,552,839
Sunplus Technology Co. Ltd.                        --        50,919,000                  --          50,919,000
Telechips, Inc.                               608,145            55,376               8,241             655,280
Tisco Bank Public Co. Ltd.                 16,493,280        14,035,600             168,700          30,360,180
United Breweries Holdings Ltd.*             1,465,724                --             162,427           1,303,297
United Breweries Ltd.*                        719,989                --               6,600             713,389
Varitronix International Ltd.              11,577,000        17,968,000             209,000          29,336,000
Yedang Entertainment Co. Ltd.                      --         2,651,447              11,450           2,639,997


                                                                                   DIVIDEND            REALIZED
                                                                  VALUE              INCOME         GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------
Able C&C                                                $     7,607,143      $      135,894      $   (1,679,514)
Aksigorta AS*                                                        --*          1,533,370          14,464,637
Amtek Auto Ltd.                                              58,100,013             295,112             (84,640)
Banco Latinoamericano de
Exportaciones SA, Cl. E                                      63,825,648           5,685,730            (234,655)
Coca-Cola Femsa SA de CV,
Sponsored ADR                                                        --                  --           8,232,349
Companhia Brasileira de
Distribuicao Grupo Pao de Acucar,
Sponsored ADR*                                                       --             844,939              (1,991)
Corporacion GEO SA de CV, Series B*                                  --*                 --          32,714,648
Courts (Singapore) Ltd.                                              --                  --             (42,532)
Diagnosticos da America                                      77,991,866                  --             504,618
Divi's Laboratories Ltd.                                     23,509,459                  --              (3,105)
Empresas ICA SA de CV                                        65,722,148                  --                  --
Finetec Corp.                                                21,725,259             157,477              66,448
GS Home Shopping, Inc.                                       28,332,693           1,086,732          11,204,076
Highland Gold Mining Ltd.                                    43,511,312                  --                  --
Humax Co. Ltd.                                               62,629,296             231,498             (51,016)
Inventec Appliances Corp.                                    75,725,051                  --                  --
Jeonbuk Bank                                                 21,443,371             135,477             (13,030)
Kiatnakin Bank Public Co. Ltd.
(formerly Kiatnakin Finance
Public Co. Ltd.)*                                                    --*            648,796          (1,296,841)
Kyeryong Construction Industrial
Co. Ltd.                                                     22,581,534             338,490             310,428
Lojas Americanas SA, Preference*                                     --*          1,669,437          22,683,740
Medinet Nasr for Housing &
Development Co.                                              18,749,774             736,147              62,731
Merry Electronics Co. Ltd.                                   43,432,621                  --                  --
Midland Holdings Ltd.                                        23,013,277             542,469          (1,431,440)
Mobilians Co. Ltd.                                            4,962,951                  --            (599,781)
Mtekvision Co. Ltd.                                          16,493,234             601,364             300,009
PT Aneka Tambang Tbk                                         68,824,561                  --           4,830,170
Rico Auto Industries Ltd.                                    15,212,628                  --                  --


9                       |                    OPPENHEIMER DEVELOPING MARKETS FUND

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS   May 31, 2006/Unaudited
--------------------------------------------------------------------------------

Sadia SA, Preference                                         91,515,503           2,721,826             (51,719)
SARE Holding SA de CV, Cl. B                                 49,458,709                  --               4,501
Sinotrans Ltd.                                               29,048,363             860,240             (82,801)
Ssangyong Motor Co.                                          69,834,591                  --             (89,623)
Sunplus Technology Co. Ltd.                                  60,474,938                  --                  --
Telechips, Inc.                                              13,807,884              68,180              (4,476)
Tisco Bank Public Co. Ltd.                                   19,137,431           1,287,642             (16,586)
United Breweries Holdings Ltd.*                                      --*             14,339           1,471,001
United Breweries Ltd.*                                               --*             24,376              26,490
Varitronix International Ltd.                                19,663,085           1,275,680             (38,609)
Yedang Entertainment Co. Ltd.                                15,652,476                  --             (17,652)
                                                        --------------------------------------------------------
                                                        $ 1,131,986,819      $   20,895,215      $   91,135,835
                                                        ========================================================

*No longer an affiliate as of May 31, 2006.

**A portion of the transactions (81,974) was the result of a stock dividend.

***Result of a conversion.

2. Non-income producing security.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $115,960,789 or 1.27% of the Fund's net assets as of May 31, 2006.

4. Illiquid or restricted security. The aggregate value of illiquid securities as of May 31, 2006 was $7,673,806, which represents 0.08% of the Fund's net assets. In addition, the Fund has restricted currency of $7,137,281, which represents 0.08% of the Fund's net assets. See accompanying Notes.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

GEOGRAPHIC HOLDINGS                                           VALUE      PERCENT
--------------------------------------------------------------------------------
India                                               $ 1,463,453,750        15.9%
Korea, Republic of South                              1,432,601,379        15.6
Brazil                                                1,279,091,855        13.9
Taiwan                                                1,126,506,867        12.2
Mexico                                                  706,940,360         7.7
South Africa                                            587,887,456         6.4
Indonesia                                               493,524,544         5.4
Turkey                                                  389,865,678         4.2
Israel                                                  305,905,065         3.3
Egypt                                                   303,395,891         3.3
Hong Kong                                               191,330,597         2.1
Hungary                                                 135,301,741         1.5
Thailand                                                129,725,796         1.4
China                                                   108,176,572         1.2
Philippines                                              94,659,191         1.0
Russia                                                   78,575,515         0.9
United States                                            68,181,402         0.7
Panama                                                   63,825,648         0.7
Norway                                                   51,762,256         0.6
Jersey, Channel Islands                                  43,511,312         0.5
Lebanon                                                  34,099,286         0.4
Portugal                                                 28,326,639         0.3
Cayman Islands                                           28,025,078         0.3
United Kingdom                                           21,378,401         0.2
Bermuda                                                  19,663,085         0.2
Greece                                                    7,822,984         0.1
Singapore                                                 4,538,634         0.0
Chile                                                     3,685,402         0.0
                                                    ----------------------------
Total                                               $ 9,201,762,384       100.0%
                                                    ============================


10                      |                    OPPENHEIMER DEVELOPING MARKETS FUND

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS   May 31, 2006/Unaudited
--------------------------------------------------------------------------------

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of May 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $7,683,731,618
Federal tax cost of other investments             64,939,726
                                              ---------------
Total federal tax cost                        $7,748,671,344
                                              ===============

Gross unrealized appreciation                 $1,948,906,590
Gross unrealized depreciation                   (434,335,982)
                                              ---------------
Net unrealized appreciation                   $1,514,570,608
                                              ===============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.


11                      |                    OPPENHEIMER DEVELOPING MARKETS FUND

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS   May 31, 2006/Unaudited
--------------------------------------------------------------------------------

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations in the annual and semiannual reports.

As of May 31, 2006, the Fund had outstanding foreign currency contracts as follows:

                               EXPIRATION     CONTRACT AMOUNT        VALUATION AS OF         UNREALIZED         UNREALIZED
CONTRACT DESCRIPTION                DATES              (000S)           MAY 31, 2006       APPRECIATION       DEPRECIATION
--------------------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Hong Kong Dollar (HKD)             6/1/06               21,251HKD    $      2,739,223      $         --       $        166
New Turkish Lira (TRY)             6/1/06                6,578TRY           4,180,667                --             84,945
                                                                                           -------------------------------
                                                                                                     --             85,111
                                                                                           -------------------------------
CONTRACTS TO SELL
Hong Kong Dollar (HKD)      6/1/06-6/2/06               24,705HKD           3,184,436               117                 --
                                                                                           -------------------------------
Total unrealized appreciation and depreciation                                             $        117       $     85,111
                                                                                           ===============================

ILLIQUID OR RESTRICTED SECURITIES AND CURRENCY

As of May 31, 2006, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities and currency is as follows:


12                      |                    OPPENHEIMER DEVELOPING MARKETS FUND

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS   May 31, 2006/Unaudited
--------------------------------------------------------------------------------

                               ACQUISITION                       VALUATION AS OF        UNREALIZED
SECURITY                             DATES             COST         MAY 31, 2006      DEPRECIATION
--------------------------------------------------------------------------------------------------
CURRENCY
Argentine Peso (ARP)      10/14/05-2/22/06     $  7,209,012      $     7,137,281      $     71,731


13                      |                    OPPENHEIMER DEVELOPING MARKETS FUND



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 05/31/2006, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Developing Markets Fund


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: 07/13/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: 07/13/2006


By:   /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer

Date: 07/13/2006